GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA
NOTE 10:-      GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA

a.	Summary information about geographical areas:

The Company manages its business on a basis of one reportable segment (see Note 1a for a brief description of the Company's business) and follows the requirements of ASC 280 "Segment Reporting".

The following is a summary of revenues within geographic areas based on the end-customer's location:

	Year ended December 31,
	2017	2016	2015

United States	$7,767	$6,970	$8,536
United Kingdom	1,852	1,930	1,518
Netherlands	1,703	1,465	1,577
Germany	1,332	1,549	1,316
Israel	869	567	127
South Africa	328	933	1,479
Ireland	19	182	1,230
Other	834	875	1,540

	$14,704	$14,471	$17,323

The following presents property and equipment as of December 31, 2017 and 2016, based on geographical areas:

	December 31,
	2017	2016
Property and equipment:

Israel	$270	$282
North America	121	157

	$391	$439

b.	Major customers' data as a percentage of total revenues:

	Year ended December 31,
	2017	2016	2015

Customer A	13%	5%	*)%
Customer B	11%	10%	9%
Customer C	9%	11%	8%
Customer D	7%	10%	7%

*)          Represents an amount lower than $ 1.